Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
As of 30 June 2024 and 31 December 2023, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	30 June 2024	31 December 2023

Income tax and social contribution	11 825	13 141
Value-added and excise taxes	4 802	5 528
Other taxes	881	953
	17 508	19 622